DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 29, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Summarized Financial Information of Discontinued Operations
The major components of discontinued operations in our Consolidated Statement of Income included the following:

	Fiscal Years Ended
	2018	2017

	(In millions)
Revenue from product sales and services	$—	$1,039
Cost of product sales and services	—	(885)
Engineering, selling and administrative expenses	—	(91)
Impairment of goodwill and other assets	—	(240)
Non-operating loss, net(1)	(8)	(7)
Loss before income taxes	(8)	(184)
Loss on sale of discontinued operations, net (2)	—	(11)
Income tax benefit	5	110
Discontinued operations, net of income taxes	$(3)	$(85)
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(1) “Non-operating loss, net” included a loss of $2 million in fiscal 2017 related to our former broadcast communications business (“Broadcast Communications”), which was divested in fiscal 2013.
(2) “Loss on sale of discontinued operations, net” included a $3 million decrease to the loss on the sale of Broadcast Communications in fiscal 2017.
The following table presents the key financial results of IT Services included in “Discontinued operations, net of income taxes” in our Consolidated Statement of Income:

	Fiscal Years Ended
	2018	2017

	(In millions)
Revenue from product sales and services	$—	$895
Cost of product sales and services	—	(777)
Engineering, selling and administrative expenses	—	(68)
Impairment of goodwill and other assets	—	(240)
Non-operating loss	(4)	(9)
Loss before income taxes	(4)	(199)
Loss on sale of discontinued operation	—	(28)
Income tax benefit	5	69
Discontinued operations, net of income taxes	$1	$(158)
Depreciation and amortization, capital expenditures and significant non-cash items of discontinued operations included the following:

Fiscal Year Ended
2017

(In millions)
Depreciation and amortization	$39
Capital expenditures	4
Significant non-cash items:
Impairment of goodwill and other assets	(240)
Loss on sale of discontinued operations, net	(11)
The following table presents the key financial results of CapRock included in “Discontinued operations, net of income taxes” included in our Consolidated Statement of Income:

	Fiscal Years Ended
	2018	2017

	(In millions)
Revenue from product sales and services	$—	$144
Cost of product sales and services	—	(108)
Engineering, selling and administrative expenses	—	(23)
Non-operating income (loss)	(4)	4
Income (loss) before income taxes	(4)	17
Gain on sale of discontinued operation	—	14
Income tax benefit	—	41
Discontinued operations, net of income taxes	$(4)	$72